UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2024

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (“Curasset Capital Funds”)

ITEM 1.(a). Reports to Stockholders.

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2024 (unaudited)

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

SEMI-ANNUAL REPORT

Curasset Capital Management Funds

Important Disclosure Statement

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Funds”) prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, 12b-1 fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Curasset Capital Management, LLC is the investment advisor of the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time. For most recent information, please call 800-673-0550.

The advisor waived or reimbursed part of the Funds’ total expenses. Had the advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsMarch 31, 2024 (unaudited)

		Principal	Value
98.31%	DEBT SECURITIES

30.46%	ASSET BACKED BONDS
	Affirm Asset Securitization Trust 02/15/2027 1.750% 144A	$3,584	$3,538
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	29,838	29,151
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	1,000,000	974,059
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	900,000	885,097
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.410% 144A	1,091,425	1,087,205
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	480,000	467,372
	Aqua Finance Trust 07/17/2046 1.900% 144A	299,617	278,285
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	450,000	437,601
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	314,771	309,871
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	473,168
	Atlas Senior Loan Fund 04/22/2031 7.179%^ 144A	516,000	514,710
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	603,056
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	1,800,000	1,752,550
	Bain Capital Credit CLO 07/19/2031 7.171%^ 144A	250,000	249,875
	(ICE LIBOR USD 3 Month + 1.600%)
	Benefit Street Partners CLO 10/15/2030 7.576%^ 144A	480,000	480,720
	(ICE LIBOR USD 3 Month + 2.000%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Bluemountain CLO 10/20/2030 7.179%^ 144A	$480,000	$480,240
(ICE LIBOR USD 3 Month + 1.600%)
Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	237,498
Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,045,594
CarNow Auto Receivables Trust 03/15/2027 2.250% 144A	1,200,000	1,166,246
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	89,192	83,319
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	49,866	49,415
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	450,000	440,651
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	1,964,682
Carvana Auto Receivables Trust 03/10/2028 1.070%	162,632	152,846
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	576,887	578,098
Carvana Auto Receivables Trust 03/10/2028 0.970%	225,671	215,194
COMM Mortgage Trust 09/15/2033 7.798%^ 144A	55,000	37,698
(ICE LIBOR USD 1 Month + 2.177%)
Federal National Mortgage Assoc. 04/25/2042 8.320%^ 144A	1,000,000	1,031,171
(ICE LIBOR USD 1 Month + 2.277%)
Federal National Mortgage Assoc. 09/25/2042 7.821%^ 144A	391,725	398,171
((CME Term SOFR 1 Month + 0.046%) + 2.277%)
CPS Auto Trust 10/15/2029 7.140% 144A	900,000	897,640
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,769,301
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	324,442
Credit Acceptance Auto Loan Trust 05/15/2030 1.000% 144A	625,427	620,956

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Drive Auto Receivables Trust 10/15/2027 0.870%	$422,750	$419,568
DT Auto Owner Trust 11/17/2025 2.550% 144A	266,670	264,904
DT Auto Owner Trust 06/15/2026 1.470% 144A	213,159	211,896
DT Auto Owner Trust 02/16/2027 1.500% 144A	888,000	852,545
DT Auto Owner Trust 05/17/2027 1.310% 144A	800,000	752,825
DT Auto Owner Trust 09/15/2028 2.650% 144A	450,000	421,218
DT Auto Owner Trust 12/15/2027 3.400% 144A	576,000	556,404
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,048,500	989,127
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	743,758
Exeter Automobile Receivables Trust 07/17/2028 4.560%	483,750	472,266
Exeter Automobile Receivables Trust 12/15/2026 4.860%	898,370	895,967
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,130,000	1,079,759
Federal Home Loan Bank 04/20/2029 4.000%	5,000,000	4,827,345
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	1,130,231	34,562
Federal Home Loan Mortgage Corp. 01/25/2042 8.720%^ 144A	100,000	103,227
(United States 30 Day Average SOFR + 3.400%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.820%^ 144A	100,000	101,688
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.520%^ 144A	1,367,005	1,390,906
(United States 30 Day Average SOFR + 2.200%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Federal Home Loan Mortgage Corp. 06/25/2042 12.070%^ 144A	$1,000,000	$1,133,406
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.320%^ 144A	1,678,551	1,690,715
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2043 7.320%^ 144A	664,742	671,672
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.420%^ 144A	1,252,102	1,274,978
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 01/25/2034 6.970%^ 144A	51,222	51,403
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 03/25/2042 8.820%^ 144A	500,000	521,250
(United States 30 Day Average SOFR + 3.500%)
Federal National Mortgage Assoc. 12/25/2041 7.220%^ 144A	250,000	251,727
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	16,997,942	57,555
Federal National Mortgage Assoc. 01/25/2031 9.685%^	534,000	581,357
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 02/25/2047 0.114%	16,966,760	42,061
Federal National Mortgage Assoc. 11/25/2046 0.114%	24,853,050	48,016
Federal National Mortgage Assoc. 08/25/2042 3.500%	378,868	52,157

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Federal National Mortgage Assoc. 12/25/2032 2.000%	$82,976	$75,603
Federal National Mortgage Assoc. 07/25/2043 7.020%^ 144A	337,392	340,365
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 04/25/2043 7.820%^ 144A	641,886	654,562
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 01/25/2043 7.620%^ 144A	376,660	385,604
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 06/25/2043 7.221%^ 144A	379,567	384,038
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.870%^ 144A	766,460	786,702
(United States 30 Day Average SOFR + 2.550%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	366,859	361,897
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	467,232
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	400,000	377,395
Federal Home Loan Mortgage Corp. 09/25/2042 7.470%^ 144A	638,868	646,707
(United States 30 Day Average SOFR + 2.150%)
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	33,750	33,517
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	725,000	716,067
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	292,500	284,999
Government National Mortgage Assoc. 10/20/2052 5.000%	934,739	912,914

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
GS Mortgage Securities Trust 09/10/2047 4.162%	$500,000	$492,520
Halcyon Loan Advisors Funding 07/21/2031 7.379%^ 144A	467,000	467,000
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 7.800%^ 144A	488,885	481,551
(ICE LIBOR USD 1 Month + 2.150%)
Hertz Vehicle Financing LLC 12/26/2025 2.050% 144A	200,000	195,284
Jamestown CLO 04/20/2032 7.178%^ 144A	480,000	480,000
(CME Term SOFR 3 Month + 1.850%)
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%	188,483	183,973
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	489,714
Lad Auto Receivables Trust 08/17/2026 1.300% 144A	222,440	220,770
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	314,002	314,300
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	400,000	405,107
Libra Solutions LLC 02/15/2035 7.000% 144A	101,251	101,061
Lobel Automobile Receivables Trust 07/15/2026 6.970% 144A	320,363	320,984
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	299,957	302,591
Magnetite XXII 04/15/2031 7.176%^ 144A	288,000	287,856
(SOFRRATE+2.125%)
Marble Point CLO 07/23/2032 7.327%^ 144A	450,000	449,550
(ICE LIBOR USD 3 Month + 1.750%)
Newtek Small Business Loan Trust 02/25/2044 7.950%^ 144A	290,367	288,148
(Prime - 0.550%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	364,476	346,654

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Pagaya AI Debt Selection Trust 03/15/2030 6.060% 144A	$406,543	$406,047
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	449,832	458,856
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	550,400	527,924
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	815,428	653,298
Research-Driven Pagaya 03/25/2032 7.540% 144A	221,721	223,609
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	448,643
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	239,997
Santander Drive Auto Receivables Trust 11/20/2025 1.410% 144A	520,000	516,808
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	500,000	490,577
Santander Drive Auto Receivables Trust 03/16/2026 5.870%	558,525	558,764
Santander Drive Auto Receivables Trust 11/16/2026 1.640%	16,102	15,898
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	800,000	770,710
SCF Equipment Trust LLC 08/21/2028 0.830% 144A	92,528	91,580
SCF Equipment Trust LLC 11/20/2031 3.790% 144A	500,000	469,167
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,067,837	1,039,795
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	163,752	156,970
SoFi Consumer Loan Program Trust 09/25/2030 1.300% 144A	132,953	132,406
TCW CLO 04/25/2031 7.236%^ 144A	450,000	451,125
(ICE LIBOR USD 3 Month + 1.650%)
Towd Point HE Trust 02/25/2063 6.875% 144A	295,464	296,168
Tricolor Auto Securitization Trust 08/15/2025 4.710% 144A	451,239	450,540

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	$400,000	$421,801
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	149,323	142,784
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	650,000	581,290
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	400,000	367,430
Upstart Structured PassThrough 11/15/2030 7.010% 144A	274,022	274,127
USASF Receivables LLC 03/15/2027 9.350% 144A	914,100	913,814
Velocity Commercial Capital 11/25/2053 7.670% 144A	186,520	191,566
Venture CDO Ltd. 07/15/2032 7.446%^ 144A	450,000	449,550
(ICE LIBOR USD 3 Month + 1.870%)
Veros Auto Receivables Trust 07/16/2029 7.230% 144A	1,350,000	1,332,243
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	339,319	340,697
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	849,578
Verus Securitization Trust 11/25/2059 3.192% 144A	262,710	255,601
Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 6.164%^	435,310	411,060
(ICE LIBOR USD 1 Month + 0.360%)
Westlake Automobile Receivable 03/15/2027 3.490% 144A	324,800	314,965
Westlake Automobile Receivable 01/15/2027 6.230% 144A	800,000	803,920
Wind River CLO Ltd. 07/15/2031 7.226%^ 144A	470,000	469,530
(ICE LIBOR USD 3 Month + 1.650%)
Winwater Mortgage Loan Trust 01/20/2046 3.776% 144A	134,639	124,844
X-Caliber Funding LLC 11/01/2024 8.580%^ 144A	800,000	449,729
(CME Term SOFR 1 Month + 3.250%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	$450,000	$802,804

30.46%	TOTAL ASSET BACKED BONDS		70,684,562
	(Cost: $71,182,736)

28.36%	CORPORATE BONDS
1.14%	Communication Services:
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	513,935
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,025,045
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	89,363
	Corning, Inc. 03/15/2037 4.700%	200,000	185,657
	Factset Research Systems 03/01/2027 2.900%	250,000	235,034
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	584,380
			2,633,414
4.71%	Consumer Discretionary:
	Allison Transmission, Inc. 10/01/2027 4.750% 144A	450,000	433,060
	AutoNation, Inc. 03/01/2032 3.850%	1,000,000	888,862
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	805,579
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	431,836
	Brunswick Corp. 08/01/2027 7.125%	1,314,000	1,364,165
	Ford Motor Company 10/01/2028 6.625%	450,000	471,602
	General Motors Financial Co. 01/08/2031 2.350%	250,000	206,432
	General Motors Financial Co. 01/12/2032 3.100%	1,000,000	847,000
	Hasbro, Inc. 07/15/2028 6.600%	700,000	718,787
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	455,057
	Lowe’s Companies, Inc. 04/01/2052 4.250%	500,000	409,648
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	927,411

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Michael Kors USA, Inc. 11/01/2024 4.250% 144A	$600,000	$591,430
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	933,776
	Tapestry, Inc. Senior Unsecured 11/27/2025 7.050%	450,000	459,259
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	988,436
			10,932,340
1.44%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625% 144A	90,000	85,481
	Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	884,594
	Korn Ferry International 12/15/2027 4.625% 144A	500,000	476,151
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	90,000	83,907
	Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	874,339
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	827,858
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	96,808
			3,329,138
3.63%	Energy:
	Apache Corp. 12/15/2029 7.750%	133,000	144,217
	Enbridge Energy LP 10/01/2028 7.125%	500,000	533,401
	Energy Transfer LP Perpetual 6.625%	400,000	373,561
	Enlink Midstream Partner 04/01/2024 4.400%(A)	400,000	400,000
	HF Sinclair Corp. 02/01/2028 5.000% 144A	400,000	388,583
	Marathon Petroleum Corp. 09/15/2024 3.625%	540,000	534,576
	Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,063,143
	ONEOK, Inc. 09/01/2029 3.400%	1,000,000	921,190
	Phillips 66 Partners LP 03/01/2028 3.750%	549,000	482,684

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Pioneer Natural Resource 01/15/2028 7.200%	$1,000,000	$1,064,536
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	229,078
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	497,538
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	939,036
	Valero Energy Corp. 12/01/2031 2.800%	1,000,000	854,054
			8,425,597
7.78%	Financials:
	Aircastle Ltd. 05/01/2024 4.125%	900,000	898,549
	Ally Financial, Inc. 11/20/2025 5.750%	350,000	347,479
	Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,113,892
	American Express Co. Perpetual 3.550%	500,000	462,803
	ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,632,200
	Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	889,390
	Banco Santander SA 12/03/2030 2.749%	250,000	206,623
	Banco Santander SA 03/24/2028 4.175%	200,000	192,772
	Bank of America Corp. Perpetual 4.375%	625,000	585,902
	Barclays plc 05/16/2029 4.972%	250,000	245,006
	Blackstone Private Credit Fund 12/15/2026 2.625%	250,000	228,106
	Blue Owl Capital Corp. 06/11/2028 2.875%	250,000	221,001
	Charles Schwab Corp. Perpetual 5.000%	500,000	478,030
	Citigroup, Inc. 03/31/2031 4.412%	250,000	238,290
	CNA Financial Corp. 05/15/2024 3.950%	450,000	449,035
	Crown Castle, Inc. 03/15/2027 2.900%	250,000	233,834
	EPR Properties 04/15/2028 4.950%	360,000	342,578
	Fidelity National Information Services, Inc. 08/15/2028 4.500%	1,000,000	966,239
	Fifth Third Bank 10/27/2025 5.852%	600,000	599,518

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	First Citizens Bancshare Perpetual 9.563%	$500,000	$506,733
	The Goldman Sachs Group, Inc. Perpetual 4.125%	500,000	464,090
	Keycorp 05/23/2025 3.878%	$400,000	$398,201
	Lloyds Banking Group plc 03/18/2026 3.511%	450,000	440,227
	LXP Industrial Trust 06/15/2024 4.400%	800,000	793,058
	Macquarie Group Ltd. 06/21/2028 4.098% 144A	2,000,000	1,931,170
	NatWest Group plc 05/18/2029 4.892%	500,000	489,394
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	378,397
	SLM Corp. 10/29/2025 4.200%	90,000	87,826
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	245,161
	Synchrony Bank 08/22/2025 5.400%	400,000	396,348
	Transamerica Capital II 12/01/2026 7.650% 144A	675,000	681,217
	Truist Financial Corp. Perpetual 5.100%	500,000	465,119
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	436,622
			18,044,810
5.84%	Industrials:
	Allegion US Holding Co. 10/01/2024 3.200%	550,000	542,599
	Avnet, Inc. 06/01/2032 5.500%	1,000,000	967,297
	Berry Global, Inc. 07/15/2027 5.625% 144A	500,000	493,830
	The Boeing Co. 02/15/2040 5.875%	1,000,000	961,874
	Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	442,476
	CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	970,963
	FedEx Corp. 10/17/2048 4.950%	1,000,000	910,257
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	822,039
	Fluor Corp. 09/15/2028 4.250%	360,000	336,407
	Fortune Brands Innovation 03/25/2052 4.500%	500,000	410,734
	Fortune Brands Innovation 03/25/2032 4.000%	500,000	456,844

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	GATX Corp. 03/30/2027 3.850%	$324,000	$312,052
	Hubbell, Inc. 08/15/2027 3.150%	600,000	565,700
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,067,083
	Oshkosh Corp. 03/01/2030 3.100%	1,000,000	888,589
	Owens Corning 06/01/2030 3.875%	1,000,000	933,934
	Timken Co. 12/15/2028 4.500%	500,000	490,032
	Timken Co. 05/08/2028 6.875%	320,000	333,824
	Trimble, Inc. 12/01/2024 4.750%	800,000	792,897
	Westrock MWV LLC 02/15/2031 7.950%	750,000	856,241
			13,555,672
0.81%	Information Technology:
	CA, Inc. 03/15/2027 4.700%	600,000	583,790
	Micron Technology, Inc. 02/15/2027 4.185%	250,000	243,604
	MSCI, Inc. 09/01/2030 3.625% 144A	100,000	88,758
	Qorvo, Inc. 12/15/2024 1.750%	500,000	485,213
	Western Digital Corp. 02/15/2026 4.750%	500,000	488,442
			1,889,807
0.70%	Materials:
	Albemarle Corp. 06/01/2032 5.050%	500,000	479,568
	Domtar Corp. 10/01/2028 6.750% 144A	100,000	90,693
	FMC Corp. 10/01/2026 3.200%	600,000	566,980
	Steel Dynamics, Inc. 12/15/2026 5.000%	500,000	496,869
			1,634,110
2.31%	Utilities:
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	1,000,000	879,341
	Eversource Energy 03/01/2032 3.375%	1,000,000	870,108
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,135,528
	Georgia Power Co. 05/15/2032 4.700%	1,000,000	976,990
	Sempra Perpetual 4.875%	500,000	489,222
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	1,000,635
			5,351,824
28.36%	TOTAL CORPORATE BONDS		$65,796,712
	(Cost: $69,221,460)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
39.49%	TREASURY NOTES
	US Treasury 11/15/2031 1.375%	$3,720,000	$3,038,485
	US Treasury 02/15/2032 1.875%	4,500,000	3,800,740
	US Treasury 02/15/2042 2.375%	15,000,000	11,156,835
	US Treasury 05/15/2042 3.250%	4,000,000	3,400,156
	US Treasury 11/15/2032 4.125%	4,000,000	3,972,656
	US Treasury 02/15/2053 3.625%	5,000,000	4,390,625
	US Treasury 02/15/2043 3.875%	5,000,000	4,622,070
	US Treasury 05/15/2043 3.875%	5,000,000	4,614,650
	US Treasury 05/15/2053 3.625%	2,500,000	2,196,485
	US Treasury 05/15/2033 3.375%	3,000,000	2,810,391
	US Treasury 08/15/2033 3.875%	3,000,000	2,920,314
	US Treasury 09/30/2030 4.625%	6,000,000	6,131,484
	US Treasury 01/31/2029 4.000%	9,750,000	9,649,458
	US Treasury 02/15/2034 4.000%	14,230,000	13,994,323
	US Treasury 02/15/2044 4.500%	3,800,000	3,820,782
	US Treasury 08/15/2053 4.125%	5,000,000	4,805,470
	US Treasury 11/15/2033 4.500%	2,000,000	2,044,376
	US Treasury 11/15/2053 4.750%	4,000,000	4,270,000

39.49%	TOTAL TREASURY NOTES		91,639,300
	(Cost: $97,586,653)

98.31%	TOTAL DEBT SECURITIES		228,120,574
	(Cost: $237,990,849)
		Shares	Value
0.18%	PREFERRED STOCK
	Farm Credit Bank of Texas 144A	4,000	405,000
	(Perpetual call 6.750%)

0.18%	TOTAL PREFERRED STOCK		405,000
	(Cost: $405,000)

1.32%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 5.210%(B)	3,059,880	$3,059,880
	(Cost: $3,059,880)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
99.81%	TOTAL INVESTMENTS	$231,585,454
	(Cost: $241,455,729)
0.19%	Other assets, net of liabilities	451,970
100.00%	NET ASSETS	$232,037,424

^Rate is determined periodically. Rate shown is the rate as of March 31, 2024

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2024

144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $65,329,338 and is 28.16% of the Fund’s net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsMarch 31, 2024 (unaudited)

		Principal	Value
93.68%	DEBT SECURITIES

45.42%	ASSET BACKED BONDS
	ACM Auto Trust 06/20/2030 7.970% 144A	$239,196	$240,894
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	34,429	33,636
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	1,000,000	974,059
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	1,100,000	1,081,785
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.410% 144A	1,333,964	1,328,807
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	720,000	701,058
	Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	64,438	54,313
	Aqua Finance Trust 07/17/2046 1.900% 144A	366,199	340,126
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	550,000	534,846
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	472,156	464,806
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	596,449	596,633
	Atlas Senior Loan Fund 04/22/2031 7.179%^ 144A	559,000	557,602
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	900,000	904,584
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	2,275,000	2,215,029
	Bain Capital Credit CLO 07/19/2031 7.171%^ 144A	250,000	249,875
	(ICE LIBOR USD 3 Month + 1.600%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Bankers Healthcare Group 10/17/2035 5.320% 144A	$33,492	$33,379
Benefit Street Partners CLO 10/15/2030 7.576%^ 144A	520,000	520,780
(SOFRRATE+2.713610%)
Bluemountain CLO 10/20/2030 7.179%^ 144A	520,000	520,260
(ICE LIBOR USD 3 Month + 1.600%)
Burlington Northern Santa Fe Corp. 04/01/2024 5.342%(A)	4,251	4,251
Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	237,498
Carmax Auto Owner Trust 01/15/2026 6.019%^	422,048	422,466
(United States 30 Day Average SOFR + 0.700%)
CarNow Auto Receivables Trust 03/15/2027 2.250% 144A	1,300,000	1,263,434
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	89,192	83,319
Carvana Auto Receivables Trust 12/11/2028 2.310% 144A	60,948	60,396
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	550,000	538,573
Carvana Auto Receivables Trust 09/11/2028 1.240%	262,545	247,700
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	172,513
Carvana Auto Receivables Trust 03/10/2028 1.070%	243,947	229,270
Carvana Auto Receivables Trust 01/15/2026 3.430% 144A	62,435	62,356
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	865,330	867,147
Carvana Auto Receivables Trust 08/10/2026 5.980% 144A	1,622,441	1,623,612
Carvana Auto Receivables Trust 03/10/2028 0.970%	338,507	322,790
Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	71,685	60,219

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
COMM Mortgage Trust 09/15/2033 7.798%^ 144A	$65,000	$44,552
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
Federal National Mortgage Assoc. 07/25/2042 8.920%^ 144A	250,000	263,907
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
Federal National Mortgage Assoc. 09/25/2042 7.821%^ 144A	498,559	506,764
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	1,250,000	1,244,108
CPS Auto Receivables Trust 04/15/2030 4.180% 144A	7,666	7,659
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,097,116
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,162,479
CPS Auto Trust 07/15/2025 4.300% 144A	400,472	400,027
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	486,663
Credit Acceptance Auto Loan Trust 05/15/2030 1.000% 144A	706,966	701,912
Credit Suisse Mortgage Trust 04/25/2044 3.800% 144A	643,483	537,488
Credit Suisse Mortgage Trust 04/25/2044 3.800% 144A	843,436	803,986
Drive Auto Receivables Trust 10/15/2027 0.870%	704,583	699,280
Drive Auto Receivables Trust 01/16/2029 1.450%	1,250,000	1,211,075
DT Auto Owner Trust 11/17/2025 2.550% 144A	325,930	323,772
DT Auto Owner Trust 01/18/2028 2.380% 144A	250,000	239,561
DT Auto Owner Trust 06/15/2026 1.470% 144A	865,471	860,342

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
DT Auto Owner Trust 03/15/2028 4.720% 144A	$2,000,000	$1,975,176
DT Auto Owner Trust 02/16/2027 1.500% 144A	1,332,000	1,278,817
DT Auto Owner Trust 05/17/2027 1.310% 144A	1,200,000	1,129,237
DT Auto Owner Trust 09/15/2028 2.650% 144A	550,000	514,822
DT Auto Owner Trust 12/15/2027 3.400% 144A	624,000	602,771
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,281,500	1,208,932
Exeter Automobile Receivables Trust 08/17/2026 4.000% 144A	1,000,000	998,835
Exeter Automobile Receivables Trust 10/15/2026 0.960%	1,225,666	1,205,384
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	962,500	909,037
Exeter Automobile Receivables Trust 07/17/2028 4.560%	591,250	577,214
Exeter Automobile Receivables Trust 10/15/2027 1.460%	734,565	724,950
Exeter Automobile Receivables Trust 12/15/2026 4.860%	1,347,555	1,343,950
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,695,000	1,619,639
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	1,241,030	37,951
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	280,626	275,130
Federal Home Loan Mortgage Corp. 05/25/2042 7.520%^ 144A	1,670,784	1,699,996
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.320%^ 144A	2,184,975	2,200,810
(United States 30 Day Average SOFR + 2.000%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2043 7.320%^ 144A	$1,828,040	$1,847,099
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 04/25/2043 7.420%^ 144A	984,235	1,002,217
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 01/25/2034 6.970%^ 144A	78,847	79,127
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 06/25/2042 8.270%^ 144A	46,201	47,414
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.620%^ 144A	91,353	91,568
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 10/25/2050 8.120%^ 144A	49,530	50,504
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 12/25/2050 7.320%^ 144A	661,241	676,247
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.170%^ 144A	922,890	932,142
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 12/25/2041 7.220%^ 144A	250,000	251,727
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	20,775,262	70,345
Federal National Mortgage Assoc. 01/25/2031 9.685%^	1,000,000	1,088,683
(ICE LIBOR USD 1 Month + 4.250%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Federal National Mortgage Assoc. 02/25/2047 0.114%	$25,450,141	$63,091
Federal National Mortgage Assoc. 11/25/2046 0.114%	37,279,575	72,024
Federal National Mortgage Assoc. 08/25/2042 3.500%	568,303	78,235
Federal National Mortgage Assoc. 12/25/2032 2.000%	124,464	113,404
Federal National Mortgage Assoc. 07/25/2043 7.020%^ 144A	1,349,568	1,361,460
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 04/25/2043 7.820%^ 144A	1,765,187	1,800,046
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 09/25/2037 3.000%	93,357	91,764
Federal National Mortgage Assoc. 01/25/2043 7.620%^ 144A	460,363	471,294
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 06/25/2043 7.221%^ 144A	463,915	469,380
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 11/25/2041 6.220%^ 144A	1,066,272	1,065,615
(United States 30 Day Average SOFR + 0.900%)
Federal National Mortgage Assoc. 03/25/2042 7.420%^ 144A	758,522	769,402
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 10/25/2043 6.820%^ 144A	904,534	908,455
(United States 30 Day Average SOFR + 1.500%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Federal National Mortgage Assoc. 06/25/2042 8.271%^ 144A	$72,063	$74,045
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 07/25/2042 7.870%^ 144A	766,460	786,702
(United States 30 Day Average SOFR + 2.550%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	366,859	361,897
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	467,232
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	350,000	332,212
Flagship Credit Auto Trust 05/15/2025 3.530% 144A	76,067	75,727
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	600,000	566,092
Federal Home Loan Mortgage Corp. 02/15/2027 1.750%	280,805	278,428
Federal Home Loan Mortgage Corp. 09/25/2042 7.470%^ 144A	638,868	646,707
(United States 30 Day Average SOFR + 2.150%)
GCAT Trust 08/25/2066 1.915% 144A	145,504	126,509
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	41,250	40,965
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	725,000	716,067
GLS Auto Receivables Trust 08/15/2025 3.060% 144A	74,294	74,176
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	357,500	348,333
GS Mortgage Securities Trust 09/10/2047 4.162%	750,000	738,779
Halcyon Loan Advisors Funding 07/21/2031 7.379%^ 144A	533,000	533,000
(ICE LIBOR USD 3 Month + 1.800%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Harvest SBA Loan Trust 06/25/2047 7.800%^ 144A	$597,526	$588,563
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Hertz Vehicle Financing LLC 12/26/2025 2.050% 144A	300,000	292,927
Jamestown CLO 04/20/2032 7.178%^ 144A	520,000	520,000
(CME Term SOFR 3 Month + 1.850%)
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	43,717	38,948
JP Morgan Mortgage Trust 01/25/2051 3.000% 144A	103,145	100,776
JP Morgan Mortgage Trust 10/25/2029 2.739% 144A	72,650	69,244
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%	230,368	224,855
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	734,570
Lad Auto Receivables Trust 08/17/2026 1.300% 144A	333,660	331,155
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	471,004	471,450
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	600,000	607,660
Lendbuzz Securitization Trust 10/15/2024 6.030% 144A	152,622	152,644
LendingPoint Asset Securitization Trust 02/15/2030 6.560% 144A	125,869	125,819
Libra Solutions LLC 02/15/2035 7.000% 144A	151,877	151,591
Lobel Automobile Receivables Trust 07/15/2026 6.970% 144A	480,545	481,476
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	449,936	453,887
M&T Equipment Notes 07/15/2030 6.090% 144A	966,610	967,156

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Magnetite XXII 04/15/2031 7.176%^ 144A	$312,000	$311,844
(SOFRRATE+2.125%)
Marble Point CLO 07/23/2032 7.327%^ 144A	550,000	549,450
(ICE LIBOR USD 3 Month + 1.750%)
Marlette Funding Trust 12/17/2029 3.760% 144A	520,695	520,073
Mill City Mortgage Trust 04/25/2066 3.500% 144A	640,802	616,952
Morgan Stanley ReRemic Trust 12/26/2046 5.126%^ 144A	8,515	8,460
(12 Month Treasury Average + 1.090%)
Newtek Small Business Loan Trust 02/25/2044 7.950%^ 144A	435,551	432,222
(Prime - 0.550%)
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	372,307
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	364,476	346,654
Oscar US Funding Trust 04/10/2028 1.000% 144A	1,024,920	986,926
Pagaya AI Debt Selection Trust 01/25/2029 3.000% 144A	14,564	14,198
Pagaya AI Debt Selection Trust 03/15/2030 6.060% 144A	609,815	609,070
Pagaya AI Debt Selection Trust 05/15/2029 1.740% 144A	181,767	180,805
Pagaya AI Debt Selection Trust 07/15/2030 9.435% 144A	499,931	511,401
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	549,795	560,823
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	825,600	791,886
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	815,428	653,298
Research-Driven Pagaya 03/25/2032 7.540% 144A	270,992	273,300

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	$550,000	$548,341
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	259,997
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	824,975	830,729
Santander Consumer Auto Rec’ls Trust 04/15/2026 5.490% 144A	348,730	348,619
Santander Drive Auto Receivables Trust 11/20/2025 1.410% 144A	1,170,000	1,162,819
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	500,000	490,577
Santander Drive Auto Receivables Trust 03/16/2026 5.870%	837,788	838,146
Santander Drive Auto Receivables Trust 02/16/2027 1.260%	694,868	685,279
Santander Drive Auto Receivables Trust 11/16/2026 1.130%	2,355,954	2,305,666
Santander Drive Auto Receivables Trust 01/15/2027 1.480%	121,088	118,970
Santander Drive Auto Receivables Trust 03/15/2027 4.430%	1,304,000	1,292,580
Santander Drive Auto Receivables Trust 09/15/2027 0.950%	234,021	233,128
Santander Drive Auto Receivables Trust 11/16/2026 1.640%	829,272	818,755
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	1,200,000	1,156,064
Santander Drive Auto Receivables Trust 07/15/2027 1.350%	932,833	905,494
SCF Equipment Trust LLC 08/21/2028 0.830% 144A	92,528	91,580
SCF Equipment Trust LLC 07/20/2032 5.260% 144A	500,000	473,102
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,601,755	1,559,693
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	163,752	156,970
SMB Private Education Loan Trust 09/15/2037 2.230% 144A	1,006,707	944,418

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

	Principal	Value
SoFi Consumer Loan Program Trust 09/25/2030 1.300% 144A	$199,430	$198,609
TCW CLO 04/25/2031 7.236%^ 144A	550,000	551,375
(ICE LIBOR USD 3 Month + 1.650%)
Towd Point HE Trust 02/25/2063 6.875% 144A	443,196	444,252
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	632,701
Tricolor Auto Securitization Trust 09/15/2026 3.230% 144A	1,211,430	1,204,990
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	223,985	214,176
United Airlines Holdings, Inc. 04/11/2024 4.150%	483,203	482,804
United Auto Credit Securitization Trust 06/10/2027 2.850% 144A	495,352	486,432
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	850,000	760,149
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	600,000	551,144
Upstart Securitization Trust 05/20/2032 6.100% 144A	2,000,000	1,995,168
Upstart Structured PassThrough 11/15/2030 7.010% 144A	685,056	685,317
USASF Receivables LLC 03/15/2027 9.350% 144A	1,371,150	1,370,721
Velocity Commercial Capital 11/25/2053 7.670% 144A	279,780	287,349
Venture CDO Ltd. 07/15/2032 7.446%^ 144A	550,000	549,450
(ICE LIBOR USD 3 Month + 1.870%)
Veros Auto Receivables Trust 07/16/2029 7.230% 144A	1,900,000	1,875,009
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	508,978	511,045
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,038,373
Verus Securitization Trust 11/25/2059 3.192% 144A	321,090	312,401

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Verus Securitization Trust 07/25/2059 3.913% 144A	$13,989	$13,406
	Westlake Automobile Receivable 03/15/2027 3.490% 144A	487,200	472,448
	Westlake Automobile Receivable 01/15/2027 6.230% 144A	1,200,000	1,205,880
	Westlake Automobile Receivable 01/15/2027 1.290% 144A	885,480	881,606
	Winwater Mortgage Loan Trust 01/20/2046 3.776% 144A	158,054	146,556
	World Omni Select Auto Trust 03/15/2027 6.169%^	1,179,257	1,181,857
	(United States 30 Day Average SOFR + 0.850%)
	X-Caliber Funding LLC 11/01/2024 8.580%^ 144A	1,200,000	1,204,206
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	549,669

45.42%	TOTAL ASSET BACKED BONDS		116,089,882
	(Cost: $116,486,076)

22.35%	CORPORATE BONDS
4.10%	Consumer Discretionary:
	Abercrombie & Fitch Management Co. 07/15/2025 8.750% 144A	550,000	556,708
	Allison Transmission, Inc. 10/01/2027 4.750% 144A	550,000	529,296
	BorgWarner, Inc. 02/15/2029 7.125%	600,000	647,753
	Brunswick Corp. 08/01/2027 7.125%	1,606,000	1,667,312
	Brunswick Corp. 08/18/2024 0.850%	1,000,000	981,080
	Ford Motor Company 10/01/2028 6.625%	550,000	576,403
	General Motors Financial Co. Perpetual 5.750%	500,000	471,914
	Hasbro, Inc. 07/15/2028 6.600%	798,000	819,418
	Michael Kors USA, Inc. 11/01/2024 4.250% 144A	1,700,000	1,675,719

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Tapestry, Inc. Senior Unsecured 11/27/2025 7.050%	$550,000	$561,317
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	988,436
	Tri Pointe Group Homes 06/15/2024 5.875%	1,000,000	997,953
			10,473,309
2.34%	Consumer Staples:
	Allergen Funding SCS 06/15/2024 3.850%	300,000	298,854
	AMN Healthcare, Inc. 10/01/2027 4.625% 144A	110,000	104,477
	Cargill, Inc. 04/22/2025 3.500% 144A	500,000	490,964
	Element Fleet Management 04/06/2024 1.600% 144A(A)	1,059,000	1,058,446
	HCA, Inc. 09/15/2025 7.580%	817,000	836,066
	Korn Ferry International 12/15/2027 4.625% 144A	500,000	476,152
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	110,000	102,553
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%	100,000	96,808
	Triton Container 06/07/2024 1.150% 144A	2,527,000	2,504,356
			5,968,676
2.75%	Energy:
	Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	484,475
	Energy Transfer LP Perpetual 6.625%	600,000	560,341
	Enlink Midstream Partner 04/01/2024 4.400%(A)	600,000	600,000
	Marathon Petroleum Corp. 09/15/2024 3.625%	659,000	652,380
	Midwest Connector Capital 04/01/2024 3.900% 144A(A)	1,000,000	1,000,000
	Occidental Petroleum Corp. 09/01/2025 5.875%	1,485,000	1,489,648
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	474,771

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Targa Resources Partners LP 03/01/2030 5.500%	$500,000	$497,538
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,270,460
			7,029,613
7.77%	Financials:
	Aircastle Ltd. 05/01/2024 4.125%	1,100,000	1,098,227
	Ally Financial, Inc. 11/20/2025 5.750%	650,000	645,319
	Ares Finance Co. LLC 10/08/2024 4.000% 144A	1,000,000	983,776
	Bank of America Corp. Perpetual 4.375%	125,000	117,180
	Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,829,690
	Barclays plc 05/07/2026 2.852%	250,000	242,325
	Blackstone Private Credit Fund 09/15/2024 1.750%	115,000	112,750
	Blackstone Private Credit Fund 01/15/2025 2.700%	250,000	244,035
	Citigroup, Inc. Perpetual 4.000%	500,000	479,373
	CNA Financial Corp. 05/15/2024 3.950%	550,000	548,820
	Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,853,466
	EPR Properties 04/15/2028 4.950%	220,000	209,353
	Fifth Third Bank 10/27/2025 5.852%	400,000	399,678
	First Citizens Bancshare Perpetual 9.563%	1,000,000	1,013,467
	The Goldman Sachs Group, Inc. Perpetual 3.650%	500,000	456,681
	ING Groep NV 03/29/2027 3.950%	2,000,000	1,932,542
	Keycorp 05/23/2025 3.878%	600,000	597,302
	Lloyds Banking Group plc 03/18/2026 3.511%	550,000	538,055
	LXP Industrial Trust 06/15/2024 4.400%	1,290,000	1,278,807
	Macquarie Group Ltd. 06/21/2028 4.098% 144A	2,000,000	1,931,170

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Old Republic International Corp. 10/01/2024 4.875%	$1,000,000	$994,211
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	567,596
	SLM Corp. 10/29/2025 4.200%	110,000	107,343
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	245,161
	Synchrony Bank 08/22/2025 5.400%	600,000	594,521
	Transamerica Capital II 12/01/2026 7.650% 144A	825,000	832,598
			19,853,446
2.51%	Industrials:
	Allegion US Holding Co. 10/01/2024 3.200%	1,000,000	986,543
	Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	480,673
	Fluor Corp. 09/15/2028 4.250%	440,000	411,165
	GATX Corp. 03/30/2027 3.850%	600,000	577,875
	Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,017,318
	Penske Truck Leasing 03/10/2025 3.950% 144A	775,000	762,654
	Timken Co. 12/15/2028 4.500%	500,000	490,032
	Timken Co. 05/08/2028 6.875%	480,000	500,736
	Trimble, Inc. 12/01/2024 4.750%	1,200,000	1,189,345
			6,416,341
0.49%	Information Technology:
	Micron Technology, Inc. 02/15/2027 4.185%	250,000	243,604
	Qorvo, Inc. 12/15/2024 1.750%	550,000	533,735
	Western Digital Corp. 02/15/2026 4.750%	500,000	488,442
			1,265,781
1.21%	Materials:
	Domtar Corp. 10/01/2028 6.750% 144A	100,000	90,693
	FMC Corp. 10/01/2026 3.200%	800,000	755,973
	Nutrien Ltd. 11/07/2024 5.900%	500,000	500,562

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Principal	Value
	Reliance Steel & Aluminum Co. 08/15/2025 1.300%	$1,000,000	$945,159
	Steel Dynamics, Inc. 12/15/2026 5.000%	813,000	807,908
			3,100,295
1.18%	Utilities:
	Jersey Central Power & Light 04/01/2024 4.700% 144A(A)	1,000,000	1,000,000
	Monongahela Power Co. 04/15/2024 4.100% 144A	1,000,000	998,811
	Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,016,835
			3,015,646

22.35%	TOTAL CORPORATE BONDS		57,123,107
	(Cost: $58,126,440)

25.91%	TREASURY NOTES
	US Treasury 01/31/2027 1.500%	1,107,000	1,020,862
	US Treasury 12/15/2026 4.375%	5,000,000	4,987,695
	US Treasury 01/15/2027 4.000%	21,000,000	20,748,987
	US Treasury 01/31/2026 4.250%	525,000	520,857
	US Treasury 01/31/2029 4.000%	12,000,000	11,876,256
	US Treasury 02/15/2027 4.125%	4,000,000	3,966,252
	US Treasury 10/15/2028 2.375%	8,048,400	8,234,857
	US Treasury 11/30/2028 4.375%	14,800,000	14,878,041

25.91%	TOTAL TREASURY NOTES		66,233,807
	(Cost: $66,694,816)

93.68%	TOTAL DEBT SECURITIES		239,446,796
	(Cost: $241,307,332)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2024 (unaudited)

		Shares	Value
0.25%	PREFERRED STOCK
	Farm Credit Bank of Texas 144A	6,000	$607,500
	(Perpetual call 6.750%)

0.25%	TOTAL PREFERRED STOCK		607,500
	(Cost: $607,500)

4.47%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 5.180%(B)	11,459,221	11,459,221
	(Cost: $11,459,221)

98.40%	TOTAL INVESTMENTS		251,513,517
	(Cost: $253,374,053)
1.60%	Other assets, net of liabilities		4,077,524
100.00%	NET ASSETS		$255,591,041

^Rate is determined periodically. Rate shown is the rate as of March 31, 2024

(A)Non-income producing

(B)Effective 7 day yield as of March 31, 2024

144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $112,295,920 and is 43.93% of the Fund’s net assets.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Curaset Capital Management Funds

Statements of Assets and LiabilitiesMarch 31, 2024 (unaudited)

	Core Bond Fund	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$231,585,454	$254,333,538
Cash held at broker	24,992	24,992
Receivable for capital stock sold	96,942	107,527
Receivable for securities sold	420,625	420,625
Interest receivable	1,938,630	1,643,029
Prepaid expenses	47,556	45,388
TOTAL ASSETS	234,114,199	256,575,099

LIABILITIES
Payable for capital stock redeemed	14,854	14,336
Payable for securities purchased	2,001,042	882,114
Accrued advisory fees	42,668	62,278
Accrued accounting, administration and transfer agent fees	15,330	23,554
Other accrued expenses	2,881	1,776
TOTAL LIABILITIES	2,076,775	984,058
NET ASSETS	$232,037,424	$255,591,041

Net Assets Consist of:
Paid-in capital	$249,591,031	$261,097,981
Distributable earnings (accumulated deficits)	(17,553,607)	(5,506,940)
Net Assets	$232,037,424	$255,591,041

NET ASSET VALUE PER SHARE
Net Assets	$232,037,424	$255,591,041
Shares Outstanding	25,997,179	26,334,140
Net Asset Value and Offering Price Per Share	$8.93	$9.71

(1) Identified cost of:	$241,455,729	$253,374,053

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Curaset Capital Management Funds

Statements of OperationsFor the Six Months Ended March 31, 2024

(unaudited)

	Core Bond Fund	Limited Term Income Fund
INVESTMENT INCOME
Interest	$5,236,918	$6,503,167
Dividend income	19,338	29,006
Total investment income	5,256,256	6,532,173

EXPENSES
Advisory fees (Note 2)	387,587	552,743
Recordkeeping and administrative services (Note 2)	43,899	50,594
Accounting fees (Note 2)	28,078	35,280
Custody fees	9,804	9,256
Transfer agent fees (Note 2)	8,233	9,043
Professional fees	16,543	19,687
Filing and registration fees	13,514	19,997
Trustee fees	7,302	9,234
Compliance fees	3,010	3,918
Shareholder reports	8,818	10,846
Insurance	2,402	2,540
Other	11,080	14,522
Total expenses	540,270	737,660
Advisory fee waivers (Note 2)	(152,683)	(184,917)
Net expenses	387,587	552,743
Net investment income (loss)	4,868,669	5,979,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	14,855	(602,029)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	7,224,169	3,110,920
Net realized and unrealized gain (loss) on investments	7,239,024	2,508,891
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,107,693	$8,488,321

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Curaset Capital Management Funds

Statements of Changes in Net Assets

	Core Bond Fund		Limited Term Income Fund
	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$4,868,669	$7,170,800	$5,979,430	$10,017,462
Net realized gain (loss) on investments	14,855	(3,832,539)	(602,029)	(1,056,308)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	7,224,169	1,118,510	3,110,920	2,873,098
Increase (decrease) in net assets from operations	12,107,693	4,456,771	8,488,321	11,834,252

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(4,869,033)	(6,944,428)	(5,900,153)	(9,615,217)
Decrease in net assets from distributions	(4,869,033)	(6,944,428)	(5,900,153)	(9,615,217)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	46,992,181	28,602,668	17,049,558	37,033,748
Distributions reinvested	125,403	171,500	144,189	218,421
Shares redeemed	(8,022,593)	(14,718,105)	(22,418,603)	(24,713,932)
Increase (decrease) in net assets from capital stock transactions	39,094,991	14,056,063	(5,224,856)	12,538,237

NET ASSETS
Increase (decrease) during period	46,333,651	11,568,406	(2,636,688)	14,757,272
Beginning of period	185,703,773	174,135,367	258,227,729	243,470,457
End of period	$232,037,424	$185,703,773	$255,591,041	$258,227,729

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$8.64	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.20	0.35	0.19
Net realized and unrealized gain (loss) on investments	0.29	(0.12)	(1.29)
Total from investment activities	0.49	0.23	(1.10)
Distributions
Net investment income	(0.20)	(0.33)	(0.16)
Total distributions	(0.20)	(0.33)	(0.16)
Net asset value, end of period	$8.93	$8.64	$8.74

Total Return(3)	5.67%	2.65%	(11.10%)

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.50%	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.36%	0.41%
Net investment income (loss)	4.52%	3.90%	2.41%
Portfolio turnover rate(5)	21.99%	36.96%	85.91%
Net assets, end of period (000’s)	$232,037	$185,704	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023	December 1, 2021(2) through September 30, 2022
Net asset value, beginning of period	$9.61	$9.52	$10.00
Investment activities
Net investment income (loss)(1)	0.23	0.38	0.14
Net realized and unrealized gain (loss) on investments	0.10	0.07	(0.51)
Total from investment activities	0.33	0.45	(0.37)
Distributions
Net investment income	(0.23)	(0.36)	(0.11)
Total distributions	(0.23)	(0.36)	(0.11)
Net asset value, end of period	$9.71	$9.61	$9.52

Total Return(3)	3.45%	4.84%	(3.68%)
Ratios/Supplemental Data
Ratio to average net assets(4)
Expenses, gross	0.59%	0.63%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.44%	0.49%
Net investment income (loss)	4.76%	3.96%	1.77%
Portfolio turnover rate(5)	48.48%	97.87%	122.59%
Net assets, end of period (000’s)	$255,591	$258,228	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsMarch 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of March 31, 2024, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ record investments at current market value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

assets to Curasset Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Asset Backed Bonds	$—	$70,684,562	$—	$70,684,562
Corporate Bonds	—	65,796,712	—	65,796,712
Treasury Notes	—	91,639,300	—	91,639,300
Preferred Stock	—	405,000	—	405,000
Money Market Fund	3,059,880	—	—	3,059,880
	$3,059,880	$228,525,574	$—	$231,585,454

Limited Term Income Fund
Asset Backed Bonds	$—	$116,089,882	$—	$116,089,882
Corporate Bonds	—	57,123,107	—	57,123,107
Treasury Notes	—	66,233,807	—	66,233,807
Preferred Stock	—	607,500	—	607,500
Money Market Fund	11,459,221	—	—	11,459,221
	$11,459,221	$240,054,296	$—	$251,513,517

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Funds held no Level 3 securities at any time during the six months ended March 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2024, there were no such reclassifications.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the six months ended March 31, 2024 as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$387,587	$152,683
Limited Term Income Fund	552,743	184,917

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2025 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% of the daily net assets with respect to the Core Bond Fund’s Founders Class shares and 0.44% of the daily net assets with respect to the Limited Term Income Fund’s Founders Class shares. The advisor has also entered into an expense limitation agreement with the Trust to reduce fees and/or reimburse expenses with respect to each of the Fund’s Class A shares, Investor Class shares and Institutional Class shares. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2025 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2024, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	2026	2027	Total
Core Bond Fund	$171,866	$357,112	$152,683	$681,661
Limited Term Income Fund	211,297	479,283	184,917	875,497

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid pursuant to the 12b-1 plan by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were incurred by the Funds under the 12b-1 Plan or shareholder services plan during the six months ended March 31, 2024.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2024, the following fees were incurred by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$41,768	$8,200	$27,634
Limited Term Income Fund	50,445	8,997	34,675

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the six months ended March 31, 2024 were as follows:

	Purchases	Sales
Core Bond Fund	$23,974,622	$20,590,381
Limited Term Income Fund	34,740,277	60,917,973

The costs of purchases and the proceeds of sales of Government securities for the six months ended March 31, 2024 were as follows:

	Purchases	Sales
Core Bond Fund	$61,765,366	$24,977,805
Limited Term Income Fund	81,004,517	46,108,776

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023 were as follows:

Six months ended March 31, 2024
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$4,869,033	$5,900,153

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

Year ended September 30, 2023
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$6,944,428	$9,615,217

As of March 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$282,061	$575,291
Other accumulated losses	(7,965,393)	(4,221,696)
Net unrealized appreciation (depreciation) on investments	(9,870,275)	(1,860,535)
	$(17,553,607)	$(5,506,940)

As of March 31, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$241,455,729	$1,330,768	$(11,201,043)	$(9,870,275)
Limited Term Income Fund	253,374,053	1,091,721	(2,952,256)	(1,860,535)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

For the six months ended March 31, 2024
	Core Bond Fund	Limited Term Income Fund
Shares sold	5,388,555	1,758,328
Shares reinvested	14,175	14,899
Shares redeemed	(907,974)	(2,322,807)
Net increase (decrease)	4,494,756	(549,580)

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2024 (unaudited)

For the year ended September 30, 2023
	Core Bond Fund	Limited Term Income Fund
Shares sold	3,211,330	3,860,957
Shares reinvested	19,403	22,826
Shares redeemed	(1,660,187)	(2,577,946)
Net increase (decrease)	1,570,546	1,305,837

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on November 9, 2023 (the “Meeting”), the Board of Trustees (“Board”) of the World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Curasset Advisory Agreement”) between the Trust and Curasset Capital Management, LLC on behalf of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Capital Funds”).

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized the fiduciary duties and responsibilities of the Trustees regarding the renewal of the Curasset Advisory Agreement, Curasset Capital Management’s 15(c) Response, Curasset Capital Management’s financial information, a fee comparison analysis for the Curasset Capital Funds and comparable mutual funds, and the Curasset Advisory Agreement. The Trustees considered the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Curasset Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Curasset Capital Management; (ii) the investment performance of the Curasset Capital Funds and Curasset Capital Management; (iii) the costs of the services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Capital Funds; (iv) the extent to which economies of scale would be realized if the Curasset Capital Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

the Curasset Capital Funds’ investors; and (v) Curasset Capital Management’s practices regarding possible conflicts of interest and other benefits derived by Curasset Capital Management.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Curasset Capital Management’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Curasset Advisory Agreement, including: (i) reports regarding the services and support provided to the Curasset Capital Funds and its shareholders by Curasset Capital Management; (ii) quarterly assessments of the investment performance of the Curasset Capital Funds by personnel of Curasset Capital Management; (iii) commentary on the reasons for the performance; (iv) presentations by Curasset Capital Management on its investment strategy, personnel and operations; (v) compliance reports concerning the Curasset Capital Funds and Curasset Capital Management; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Curasset Capital Management; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Curasset Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Curasset Capital Management, including financial information, a description of its personnel and the services provided to the Curasset Capital Funds, information on investment advice, performance, summaries of Curasset Capital Funds’ expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Curasset Capital Funds; and (iii) benefits to be realized by Curasset Capital Management from its relationship with the Curasset Capital Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Curasset Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Curasset Advisory Agreement, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

1.The nature, extent, and quality of the services to be provided by Curasset Capital Management.

In this regard, the Board considered the responsibilities of Curasset Capital Management under the Curasset Advisory Agreement. The Board reviewed the services provided by Curasset Capital Management to the Curasset Funds including, without limitation, the qualifications and abilities of Curasset Capital Management’s personnel and services provided to the Curasset Funds; the investment strategies and techniques used in managing the Funds and Curasset Capital Management’s process for formulating investment recommendations and assuring compliance with the Curasset Funds’ investment objectives, strategies, and limitations; its coordination of services for the Curasset Funds among the Funds’ service providers; and its efforts to promote the Curasset Funds and grow their assets. After reviewing the foregoing and information provided by Curasset Capital Management at the Board Meeting, the Board concluded that the nature, extent and quality of the services provided by Curasset Capital Management was satisfactory and adequate for the Curasset Funds.

2.Investment Performance of the Curasset Funds and Curasset Capital Management.

The Board considered the Funds’ performance returns as compared to each Fund’s Morningstar category, the Intermediate Core Bond category for the Curasset Capital Management Core Bond Fund and the Short-Term Bond category for the Curasset Capital Management Limited-Term Income Fund. The Board noted that the performance of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited-Term Income Fund placed each Fund in the top quartile of comparative funds in their Morningstar category for the one-year period ended September 30, 2023.

The Board further considered that the Curasset Capital Management Core Bond Fund’s performance return during the one-year period ended September 30, 2023 of 2.65% exceeded the performance of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Total Return Index. With respect to the Curasset Capital Management Limited Term Income Fund, the Board observed that its performance return of 4.73% exceeded the performance of the Fund’s benchmark index, the Bloomberg U.S. Government/Credit 1-3 Year Total Return Index. Curasset Capital Management does not manage any other accounts with investment objectives similar to the Funds. Based on the foregoing, the Board concluded that the investment performance of each Fund was satisfactory.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

3.The costs of services provided and profits realized by Curasset Capital Management from the relationship with the Curasset Funds.

In this regard, the Board considered: the financial condition of Curasset Capital Management and the level of commitment to the Curasset Funds by Curasset Capital Management and its principals; the profitability of Curasset Capital Management in providing advisory services to the Curasset Funds; and the expenses of the Curasset Funds, including the nature and frequency of advisory fee payments. The Board compared the advisory fees and expenses of the Curasset Funds to other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that with respect to the Curasset Capital Management Core Bond Fund, while the gross advisory fee is higher than the Broadridge peer group and category median, the Fund’s net advisory fee is below these respective medians. With respect to the Curasset Capital Management Limited Term Income Fund, the Board noted that while the Fund’s gross advisory fee is higher than the Broadridge peer group and category medians, the Fund’s net advisory fee was slightly higher than the peer group median and lower than the category median net advisory fee. The Board noted that the Curasset Capital Management Core Bond Fund’s net expenses are lower than the net expenses of the Broadridge peer group and category medians, while the Fund’s gross expenses are lower than the peer group median and higher than the category median. The Curasset Capital Management Limited Term Income Fund’s net expenses are lower than the net expenses of the Broadridge peer group and category medians, while the Fund’s gross expenses are higher than both the Broadridge peer group and category medians. The Board observed that the Curasset Funds currently are the only funds launched by Curasset Capital Management.

The Board observed that pursuant to an Expense Limitation Agreement, Curasset Capital Management is recommending limiting expenses for the Curasset Capital Management Core Bond Fund’s Founders Class shares, Institutional Class shares, Investor Class shares and Class A shares such that total annual fund operating expenses do not exceed 0.36%, 0.66%, 0.51% and 0.66%, respectively, until January 31, 2025. Further the Board also observed that pursuant to an Expense Limitation Agreement, Curasset Capital Management is recommending limiting expenses for the Curasset Capital Management Limited Term Income Fund’s Founders Class shares, Institutional Class shares, Investor Class shares and Class A shares such that total annual fund operating expenses do not exceed 0.44%, 0.74%, 0.59% and 0.74%, respectively, until January 31, 2025. Following this comparison and upon further consideration and discussion

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

of the Curasset Funds’ advisory fees and expense, the Board concluded that the advisory fees paid to Curasset Capital Management pursuant to the Curasset Advisory Agreement were reasonable based on the nature, extent and quality of advisory services provided to the Curasset Funds.

4.The extent to which economies of scale would be realized as the Curasset Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

In this regard, the Board considered the Curasset Funds’ fee arrangements with Curasset Capital Management. The Board noted that the advisory fee would stay the same as asset levels increased, although Curasset Capital Management had entered into an expense limitation arrangement pursuant to which it agreed to cap the total annual fund operating expenses of the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund. Following further discussion of the Curasset Funds’ current asset levels and expectations for growth, the Board determined that the Funds’ fee arrangements with Curasset were fair and reasonable in relation to the nature, extent and quality of the advisory services provided by Curasset Capital Management.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Curasset Funds; and the substance and administration of Curasset’s Code of Ethics and other relevant policies described in Curasset’s compliance policies. The Board considered that Curasset indicated that managing registered funds could help increase awareness of Curasset Capital Management and, though it does not currently have any separately managed accounts under management, it may be interested in offering such products in the future. Following further consideration and discussion, the Board indicated that Curasset Capital Management’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Curasset Capital Management from managing the Curasset Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Curasset Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Curassset Advisory Agreement was approved for an additional one-year term.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares, deferred sales charges on certain redemptions made within 18 months of purchase of Class A shares and redemption fees on certain redemptions made within 60 days of purchase of Class A shares and Investor Class shares, and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2023 and held for the six months ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Fund Expenses (unaudited)

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/24*
Core Bond Fund
Actual	$1,000.00	$1,028.36	0.36%	$1.83
Hypothetical**	$1,000.00	$1,023.20	0.36%	$1.82
Limited Term Income Fund
Actual	$1,000.00	$1,017.23	0.44%	$2.22
Hypothetical**	$1,000.00	$1,022.80	0.44%	$2.23

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

CURASSET CAPITAL MANAGEMENT CORE BOND FUND
CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Curasset Capital Management, LLC
50 Park Place, Suite 1004
Newark, New Jersey 07102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1.(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics or any amendment thereto, that is the subject of disclosure required by Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2024

* Print the name and title of each signing officer under his or her signature.